Warrants (Details) - The Changes in the Warrants' Fair Values - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Fair value of outstanding warrants as of December 31, 2014		$ 3,200
Change in fair value of warrants through 2nd Quarter 2015		(1,329)
Fair value of outstanding warrants as of June 30, 2015	$ 1,871	1,871	$ 3,200
July 30, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of outstanding warrants as of December 31, 2014		1,410
Change in fair value of warrants through 2nd Quarter 2015	578	(538)	1,410
Fair value of outstanding warrants as of June 30, 2015	872	872	1,410
December 4, 2014 Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of outstanding warrants as of December 31, 2014		1,790
Change in fair value of warrants through 2nd Quarter 2015	651	(791)	1,790
Fair value of outstanding warrants as of June 30, 2015	$ 999	$ 999	$ 1,790